Debt - LG IP Credit Facility - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Credit facility, maximum principal amount	$ 1,250.0
Secured Debt | LG IP Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facility, maximum principal amount	1.0	$ 850.0	$ 455.0
Periodic payment, principal	$ 25.0
Basis spread on variable interest rate (as percent)	2.25%
Effective interest rate (as percent)	6.57%
Secured Debt | LG IP Credit Facility | Line of Credit | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Credit facility, maximum principal amount	$ 1.0	$ 850.0	$ 455.0
Periodic payment, principal	$ 25.0
Basis spread on variable interest rate (as percent)	2.25%
Effective interest rate (as percent)	6.57%